Concentration of Credit Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Operating revenue	$ 586,961	$ 566,679	$ 550,737
Revenue Benchmark | Customer Concentration Risk | One Charterer
Concentration Risk [Line Items]
Concentration risk percentage	9.00%	12.10%	10.10%
Operating revenue	$ 46,400	$ 63,300	$ 49,700
Revenue Benchmark | Customer Concentration Risk | Top Three Charterers
Concentration Risk [Line Items]
Concentration risk percentage	23.00%	29.90%	25.00%
Operating revenue	$ 125,100	$ 153,000	$ 122,600
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer One
Concentration Risk [Line Items]
Concentration risk percentage	6.70%	7.80%	7.00%
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer Two
Concentration Risk [Line Items]
Concentration risk percentage	6.70%	7.80%	7.00%
Revenue Benchmark | Customer Concentration Risk | Minimum | Top Charterer Three
Concentration Risk [Line Items]
Concentration risk percentage	6.70%	7.80%	7.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer One
Concentration Risk [Line Items]
Concentration risk percentage	8.60%	12.10%	10.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer Two
Concentration Risk [Line Items]
Concentration risk percentage	8.60%	12.10%	10.00%
Revenue Benchmark | Customer Concentration Risk | Maximum | Top Charterer Three
Concentration Risk [Line Items]
Concentration risk percentage	8.60%	12.10%	10.00%
Revenue Benchmark | Geographic Concentration Risk | United States
Concentration Risk [Line Items]
Concentration risk percentage	49.70%	51.00%	55.30%
Operating revenue	$ 267,200	$ 261,000	$ (272,800)
Revenue Benchmark | Geographic Concentration Risk | Canada
Concentration Risk [Line Items]
Concentration risk percentage	9.70%	8.30%	9.30%
Operating revenue	$ 52,400	$ 42,500	$ (45,900)